PRINCIPAL ACCOUNTING POLICIES - Acquisitions (Details) ¥ in Millions, $ in Millions, £ in Billions				1 Months Ended			12 Months Ended
	Dec. 09, 2016 GBP (£)	Dec. 09, 2016 CNY (¥)	Dec. 10, 2015 shares	May 31, 2018 CNY (¥)	Oct. 31, 2015 USD ($) Vote shares	Oct. 31, 2015 CNY (¥) Vote shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Business combination disclosures
Shares outstanding | shares							69,122,824	69,122,824	67,600,654	67,600,654
Purchase price allocation
Gain from the re-measurement of the previous held equity							$ 36	¥ 249
Decrease in the non-controlling interest's ownership								602		¥ 2,313		¥ 6,531
Skyscanner
Business combination disclosures
Purchase consideration	£ 1.4	¥ 12,000
Acquisition consideration in cash	£ 1.2	10,000
Cash portion of the total purchase consideration agreed		10,100
Increase in consideration as measurement period adjustment		60
Purchase price allocation
Net assets		325
Cash acquired		571
Non-controlling interests		316
Identifiable intangible assets		3,100
Deferred tax liabilities		620
Goodwill		9,500
Skyscanner | Supplier relationship
Purchase price allocation
Identifiable intangible assets		¥ 929
Intangible asset useful life	9 years	9 years
Skyscanner | IT Platform
Purchase price allocation
Identifiable intangible assets		¥ 191
Intangible asset useful life	6 years	6 years
Qunar
Business combination disclosures
Equity interest (as a percent)					45.00%	45.00%
Ownership of share capital held (as a percent)					48.00%	48.00%
Purchase price allocation
Decrease in the non-controlling interest's ownership										2,200		15,500
Additional paid-in capital from the newly issued ordinary shares										600		3,700
Qunar | Baidu
Business combination disclosures
Shares issued as consideration (in shares) | shares					11,000,000	11,000,000
Fair value of shares issued as consideration					$ 3,400	¥ 21,700
Shares issued for the benefit of employees | shares			4,000,000
Qunar | Common Class A
Business combination disclosures
Number of shares acquired | shares					179,000,000	179,000,000
Shares outstanding | shares					193,000,000	193,000,000
Number of votes per share | Vote					3	3
Qunar | Common Class B
Business combination disclosures
Number of shares acquired | shares					11,000,000	11,000,000
Number of votes per share | Vote					1	1
Number of shares exchanged for shares issued to employees | shares			66,000,000
Certain investments
Business combination disclosures
Purchase consideration | $									$ 400		$ 2,900
Others
Business combination disclosures
Purchase consideration								553		251		120
Purchase price allocation
Goodwill								621		¥ 291		¥ 159
An offline travel agency
Business combination disclosures
Purchase consideration				¥ 1,100
Acquisition consideration in cash				¥ 198
Previously held interest (as a percent)				48.00%
Purchase price allocation
Non-controlling interests				¥ 15
Identifiable intangible assets				269
Deferred tax liabilities				67
Goodwill				1,200				¥ 1,166
Cash and cash equivalents				482
Fair value of previously held equity interest				543
Fair value of non-controlling interest				399
Gain from the re-measurement of the previous held equity				249
Difference between fair value and book value of the non-controlling interest				4
Difference between fair value and book value of the non-controlling interest				395
Net liabilities assumed				¥ 212
Intangible asset useful life				10 years
An offline travel agency | A subsidiary of Company
Purchase price allocation
Noncontrolling interest (as a percent)				1.90%